Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Revenue		$ 93,228	$ 99,078	$ 189,895	$ 175,139	$ 358,342	$ 273,610
Operating expenses:
Cost of revenue	[1]	32,490	34,820	66,338	61,697	126,255	99,620
Sales and marketing	[1]	20,024	18,278	39,752	32,783	71,225	35,827
Research and development	[1]	4,407	4,862	10,098	9,212	18,784	19,245
General and administrative	[1]	8,706	4,852	13,010	9,880	21,721	17,198
Depreciation and amortization		5,869	7,980	13,345	15,960	31,574	33,422
Total operating expenses		71,496	70,792	142,543	129,532	269,559	205,312
Operating income		21,732	28,286	47,352	45,607	88,783	68,298
Other income (expense):
Interest expense		(512)	(3,372)	(1,021)	(9,423)	(10,786)	(26,566)
Interest income		32	140	83	171	197	524
Gain on foreign currency transactions		163	1,732	406	2,609	2,347	4,128
Gain (loss) on foreign currency remeasurement of intercompany item		93	(2,750)	138	1,484	(244)	3,206
Other, net		(249)	99	408	175	(5,080)	277
Total other expense, net		(473)	(4,151)	14	(4,984)	(13,566)	(18,431)
Income before income tax		21,259	24,135	47,366	40,623	75,217	49,867
Income tax expense		(2,837)	(7,143)	(9,528)	(10,771)	(21,594)	(13,542)
Net income		18,422	16,992	37,838	29,852	53,623	36,325
Other comprehensive income (expense):
Pension adjustments, net of tax		15	(165)	(40)	(191)	(294)	(385)
Gain on foreign currency translation		(114)	6,961	1,215	16,526	13,676	9,742
Comprehensive income		$ 18,323	$ 23,788	$ 39,013	$ 46,187	$ 67,005	$ 45,682
Earnings per share:
Basic		$ 8.32	$ 10.63	$ 17.09	$ 21.39	$ 29.67	$ 30.46
Diluted		$ 8.32	$ 8.34	$ 17.09	$ 15.60	$ 26.20	$ 21.87
Weighted average shares outstanding:
Basic		2,214,522	1,598,923	2,214,522	1,395,824	1,807,410	1,192,725
Diluted		2,214,522	2,140,715	2,214,522	2,085,419	2,149,114	1,995,131

[1]	Excluding Depreciation and amortization